Investments in Associates and Other Companies (Details) - Schedule of financial information of associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	$ 1,463,566	$ 88,453	$ 1,362,868
Liabilities	1,313,274	36,891	1,201,475
Equity	154,826	46,781	142,750
Net income	(4,534)	4,781	18,643
Redbanc S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	28,410		23,413
Liabilities	18,475		14,106
Equity	8,522		8,441
Net income	1,413		866
Transbank S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	1,317,587		1,217,448
Liabilities	1,232,689		1,133,441
Equity	97,337		70,605
Net income	(12,439)		13,402
Centro de Compensación Automatizado S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	13,247	11,134	8,550
Liabilities	2,519	2,953	1,998
Equity	8,100	6,371	5,671
Net income	2,628	1,810	881
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	6,675	5,840	5,074
Liabilities	358	314	4
Equity	5,143	4,496	4,209
Net income	1,175	1,030	861
Cámara Compensación de Alto Valor S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	7,569	7,158	7,372
Liabilities	931	722	986
Equity	6,246	6,246	6,193
Net income	392	190	193
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	54,437	49,841	54,712
Liabilities	35,279	30,670	34,787
Equity	17,233	17,227	17,978
Net income	1,925	1,944	1,947
Sociedad Nexus S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets			31,147
Liabilities			13,471
Equity			17,660
Net income			16
Servicios De Infraestructura De Mercado OTC S.A. [Member]
Investments in Associates and Other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	35,641	14,480	15,152
Liabilities	23,023	2,232	2,682
Equity	12,246	12,441	11,993
Net income	$ 371	$ (193)	$ 477